Income Taxes - Summary of Effect of Temporary Differences and Loss Carryforwards (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	$ (35,924)
Deferred tax liabilities associated with asset held for sale	820
Deferred tax liability, Ending balance	(33,536)	$ (35,924)
Temporary Differences Between Assets and Liabilities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred taxes, Beginning balance	(35,924)	(7,413)
Net deferred taxes, Recognized in profit or loss	(1,593)	2,703
Net deferred taxes, Recognized in equity	4,511
Net deferred taxes, Recognized in goodwill		(29,606)
Net deferred taxes, Recognized in other comprehensive income	(5,124)	(2,428)
Net deferred taxes, Disposal of consolidated entity	5,699
Net deferred taxes, Business combinations and assets held for sale	(1,105)
Net deferred taxes, Liabilities associated with asset held for sale		820
Net deferred taxes, Ending balance	(33,536)	(35,924)
Temporary Differences Between Assets and Liabilities | Other
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	829	224
Deferred tax asset, Recognized in profit or loss		(62)
Deferred tax asset, Recognized in equity	4,511
Deferred tax asset, Recognized in goodwill		667
Deferred tax asset, Ending balance	5,340	829
Deferred tax liability, Beginning balance	381	(3)
Deferred tax liability, Recognized in profit or loss	(922)	107
Deferred tax liability, Recognized in goodwill		277
Deferred tax liability, Disposal of consolidated entity	(284)
Deferred tax liability, Business combinations and assets held for sale	12
Deferred tax liability, Ending balance	(813)	381
Temporary Differences Between Assets and Liabilities | Loss Carryforwards
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	30,494	9,100
Deferred tax asset, Recognized in profit or loss	5,677	15,332
Deferred tax asset, Recognized in goodwill		6,062
Deferred tax asset, Disposal of consolidated entity	(1,014)
Deferred tax asset, Ending balance	35,157	30,494
Temporary Differences Between Assets and Liabilities | Deferred Tax Asset
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	31,323	9,324
Deferred tax asset, Recognized in profit or loss	5,677	15,270
Deferred tax asset, Recognized in equity	4,511
Deferred tax asset, Recognized in goodwill		6,729
Deferred tax asset, Disposal of consolidated entity	(1,014)
Deferred tax asset, Ending balance	40,497	31,323
Temporary Differences Between Assets and Liabilities | Intangibles
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(42,703)	(8,436)
Deferred tax liability, Recognized in profit or loss	10,310	479
Deferred tax liability, Recognized in goodwill		(34,746)
Deferred tax liability, Disposal of consolidated entity	6,965
Deferred tax liability, Ending balance	(25,428)	(42,703)
Temporary Differences Between Assets and Liabilities | Fixed Assets
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(1,126)	(1,097)
Deferred tax liability, Recognized in profit or loss	3,577	132
Deferred tax liability, Recognized in goodwill		(161)
Deferred tax liability, Disposal of consolidated entity	(263)
Deferred tax liability, Business combinations and assets held for sale	(1,117)
Deferred tax liability, Ending balance	1,071	(1,126)
Temporary Differences Between Assets and Liabilities | Other Long-term Liabilities
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Recognized in profit or loss	2,783
Deferred tax liability, Ending balance	2,783
Temporary Differences Between Assets and Liabilities | Biological Assets
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(20,615)	(7,201)
Deferred tax liability, Recognized in profit or loss	(9,460)	(12,529)
Deferred tax liability, Recognized in goodwill		(885)
Deferred tax liability, Disposal of consolidated entity	295
Deferred tax liability, Ending balance	(29,780)	(20,615)
Temporary Differences Between Assets and Liabilities | Investments
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(3,184)
Deferred tax liability, Recognized in profit or loss	(13,558)	(756)
Deferred tax liability, Recognized in other comprehensive income	(5,124)	(2,428)
Deferred tax liability, Ending balance	(21,866)	(3,184)
Temporary Differences Between Assets and Liabilities | Deferred Tax Liability
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(67,247)	(16,737)
Deferred tax liability, Recognized in profit or loss	(7,270)	(12,567)
Deferred tax liability, Recognized in goodwill		(36,335)
Deferred tax liability, Recognized in other comprehensive income	(5,124)	(2,428)
Deferred tax liability, Disposal of consolidated entity	6,713
Deferred tax liability, Business combinations and assets held for sale	(1,105)
Deferred tax liabilities associated with asset held for sale		820
Deferred tax liability, Ending balance	$ (74,033)	(67,247)
Temporary Differences Between Assets and Liabilities | Asset Held for Sale
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Recognized in goodwill		(820)
Deferred tax liabilities associated with asset held for sale		$ 820